PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 508.6	$ 460.7
Additions	67.7	76.3	$ 92.4
Disposals	(20.0)	(32.3)
Reclassification within classes	0.0	0.0
Reclassification to intangible assets	(2.1)	(1.0)
Currency translation adjustments	(6.2)	4.9
Ending balance	548.0	508.6	460.7
Carrying amount	243.0	264.9
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(238.9)	(199.8)
Additions	(69.2)	(64.5)
Disposals	18.3	28.5
Reclassification within classes	0.0	0.0
Currency translation adjustments	4.2	(3.1)
Ending balance	(285.6)	(238.9)	(199.8)
Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(4.8)	(4.6)
Impairment	(14.6)	(0.2)
Currency translation adjustments		0.0
Ending balance	(19.4)	(4.8)	(4.6)
Buildings and leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	251.2	226.6
Additions	10.2	13.4
Disposals	(10.3)	(20.8)
Reclassification within classes	22.9	29.3
Reclassification to intangible assets	0.0	0.0
Currency translation adjustments	(3.6)	2.7
Ending balance	270.4	251.2	226.6
Carrying amount	120.8	131.8
Buildings and leasehold improvements | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(115.9)	(98.6)
Additions	(33.4)	(31.8)
Disposals	9.3	18.2
Reclassification within classes	(0.6)	(2.1)
Currency translation adjustments	2.5	(1.6)
Ending balance	(138.1)	(115.9)	(98.6)
Buildings and leasehold improvements | Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(3.5)	(3.3)
Impairment	(8.0)	(0.2)
Currency translation adjustments		0.0
Ending balance	(11.5)	(3.5)	(3.3)
Furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	194.3	182.2
Additions	4.3	8.4
Disposals	(8.8)	(10.7)
Reclassification within classes	14.7	12.7
Reclassification to intangible assets	0.0	0.0
Currency translation adjustments	(1.0)	1.7
Ending balance	203.5	194.3	182.2
Carrying amount	80.1	95.9
Furniture and fixtures | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(97.1)	(80.5)
Additions	(28.8)	(27.6)
Disposals	8.2	9.6
Reclassification within classes	0.6	2.6
Currency translation adjustments	1.3	(1.2)
Ending balance	(115.8)	(97.1)	(80.5)
Furniture and fixtures | Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1.3)	(1.3)
Impairment	(6.3)	0.0
Currency translation adjustments		0.0
Ending balance	(7.6)	(1.3)	(1.3)
Computer hardware
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	38.9	28.1
Additions	6.4	6.5
Disposals	(0.7)	(0.5)
Reclassification within classes	5.5	5.6
Reclassification to intangible assets	(2.1)	(1.0)
Currency translation adjustments	(0.4)	0.2
Ending balance	47.6	38.9	28.1
Carrying amount	18.7	15.9
Computer hardware | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(23.0)	(18.0)
Additions	(6.6)	(4.7)
Disposals	0.6	0.4
Reclassification within classes	0.0	(0.5)
Currency translation adjustments	0.4	(0.2)
Ending balance	(28.6)	(23.0)	(18.0)
Computer hardware | Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0.0	0.0
Impairment	(0.3)	0.0
Currency translation adjustments		0.0
Ending balance	(0.3)	0.0	0.0
Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4.1	3.8
Additions	0.5	0.5
Disposals	(0.2)	(0.3)
Reclassification within classes	0.0	0.1
Reclassification to intangible assets	0.0	0.0
Currency translation adjustments	0.0	0.0
Ending balance	4.4	4.1	3.8
Carrying amount	1.3	1.2
Vehicles | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(2.9)	(2.7)
Additions	(0.4)	(0.4)
Disposals	0.2	0.3
Reclassification within classes	0.0	0.0
Currency translation adjustments	0.0	(0.1)
Ending balance	(3.1)	(2.9)	(2.7)
Vehicles | Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0.0	0.0
Impairment	0.0	0.0
Currency translation adjustments		0.0
Ending balance	0.0	0.0	0.0
Work in progress
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	20.1	20.0
Additions	46.3	47.5
Disposals	0.0	0.0
Reclassification within classes	(43.1)	(47.7)
Reclassification to intangible assets	0.0	0.0
Currency translation adjustments	(1.2)	0.3
Ending balance	22.1	20.1	20.0
Carrying amount	22.1	20.1
Work in progress | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0.0	0.0
Additions	0.0	0.0
Disposals	0.0	0.0
Reclassification within classes	0.0	0.0
Currency translation adjustments	0.0	0.0
Ending balance	0.0	0.0	0.0
Work in progress | Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0.0	0.0
Impairment	0.0	0.0
Currency translation adjustments		0.0
Ending balance	$ 0.0	$ 0.0	$ 0.0